COMMITMENTS AND CONTINGENCIES - SCHEDULE OF NUCLEAR INSURANCE (Details) (San Diego Gas and Electric Company and Subsidiary [Member], USD $)	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum	$ 375,000,000
Secondary Financial Protection, Maximum	12,200,000,000
Secondary Financial Protection, Company Contribution, Maximum	47,000,000
Secondary Financial Protection, Company Contribution, Annual Maximum	7,000,000
Nuclear Property Insurance Coverage, Maximum	2,750,000,000
Nuclear Property Damage Insurance Coverage, Maximum	490,000,000
Nuclear Property Damage Insurance Coverage, Weekly Maximum	3,500,000
Nuclear Property Damage Insurance Coverage, Weekly Minimum	2,800,000
Nuclear Property Damage Insurance, Premium Assessment	9,700,000
Nuclear Property Insurance Terrorism Coverage, Maximum	$ 3,240,000,000